INCOME TAX (Details 14)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax [Line Items]
Total	30.00%	31.00%	32.00%	33.00%
2019 [Member]
Disclosure Of Income Tax [Line Items]
Rent					33.00%
Additional points					4.00%
Total					37.00%
2020 [Member]
Disclosure Of Income Tax [Line Items]
Rent					32.00%
Additional points					3.00%
Total					35.00%
2021 [Member]
Disclosure Of Income Tax [Line Items]
Rent					31.00%
Additional points					3.00%
Total					34.00%
2022 [Member]
Disclosure Of Income Tax [Line Items]
Rent					30.00%
Additional points					0.00%
Total					30.00%